Classification of Financial Instruments - Schedule of Analysis of the Movements in Level 3 Fair Value Remeasurements (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
At beginning of year	£ 141	£ 143
Exchange differences	(7)	2
Acquisition of investments and other receivable	5	9
Reclassification out of level 3		(6)
At end of year	125	141
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
At beginning of year	28
Fair value movements	(7)	(2)
At end of year	24	28
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Fair value movements	(7)	(11)
Level 3 of fair value hierarchy [member]
Disclosure of financial assets [line items]
At beginning of year	147	155
Exchange differences	(7)	2
Acquisition of investments and other receivable	5	9
Repayments	(1)	0
Reclassification out of level 3	0	(6)
At end of year	137	147
Level 3 of fair value hierarchy [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Fair value movements	(2)	(2)
Level 3 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Fair value movements	(5)	(11)
Level 3 of fair value hierarchy [member] | Other receivable [member]
Disclosure of financial assets [line items]
At beginning of year	12
Exchange differences	0
Acquisition of investments and other receivable	0
Repayments	(1)
Reclassification out of level 3	0
At end of year	13	12
Level 3 of fair value hierarchy [member] | Other receivable [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Fair value movements	0
Level 3 of fair value hierarchy [member] | Other receivable [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Fair value movements	2
Level 3 of fair value hierarchy [member] | Investments in unlisted securities [member]
Disclosure of financial assets [line items]
At beginning of year	135
Exchange differences	(7)
Acquisition of investments and other receivable	5
Repayments	0
Reclassification out of level 3	0
At end of year	124	£ 135
Level 3 of fair value hierarchy [member] | Investments in unlisted securities [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Fair value movements	(2)
Level 3 of fair value hierarchy [member] | Investments in unlisted securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Fair value movements	£ (7)